FAIR VALUE DISCLOSURES, Reconciliation for all Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Capitalized Mortgage Loan Servicing Rights [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) [Roll Forward]
Beginning balance	$ 21,400	$ 15,699	$ 0
Change in accounting	0	0	14,213
Total losses realized and unrealized [Abstract]
Included in results of operations	(9,532)	(2,323)	(2,744)
Included in other comprehensive income (loss)	0	0	0
Purchases, issuances, settlements, maturities and calls	7,303	8,024	4,230
Transfers in and/or out of Level 3	0	0	0
Ending balance	19,171	21,400	15,699
Amount of total losses for the period included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31	(9,532)	(2,323)	(2,744)
As Adjusted [Member]
Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) [Roll Forward]
Beginning balance	$ 21,400	15,699	14,213
Total losses realized and unrealized [Abstract]
Ending balance		$ 21,400	$ 15,699